Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

(millions of U.S. dollars)
2025	Cost	Accumulated amortization	Net book value
Customer relationships (a)	$76.3	$16.3	$60.0
Other (b)	10.0	0.3	9.7
	$86.3	$16.6	$69.7

2024	Cost	Accumulated amortization	Net book value
Customer relationships (a)	$74.3	$15.0	$59.3
Other (b)	10.1	0.3	9.8
	$84.4	$15.3	$69.1
(a) For the year ended December 31, 2025, customer relationships include a foreign exchange gain of $2.0 million (2024 - loss of $2.8 million).
(b) Other includes brand names, water rights, easements and miscellaneous intangible assets.

Schedule of Goodwill	Goodwill consist of the following:

(millions of U.S. dollars)	2025	2024
Goodwill
Opening balance	$1,312.2	$1,324.1
Foreign exchange gain (loss)	7.9	(11.9)
Closing balance	$1,320.1	$1,312.2